Contingencies and Commitments (Details) - Schedule of contractual obligations - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Contractual Obligations [Abstract]
Personal guarantees	$ 924,173	$ 579,051
Personal guarantees in local currency	483,807	349,906
Personal guarantees in foreign currency	440,366	229,145
Letter of credits of merchandise traffic operations	255,522	377,308
Transactions related to contingent events	1,476,599	1,390,410
Transactions related to contingent events in local currency	1,216,117	1,204,670
Transactions related to contingent events in foreign currency	260,482	185,740
Unrestricted prompt cancel credit lines	8,974,077	8,986,535
Other credit commitments	324,962	265,517
Credit for university studies	1,617	2,640
Other irrevocable credit commitments	323,345	262,877
Total	$ 11,945,333	$ 11,598,821